Commitments (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Commitments [Line Items]
Rentals under operating leases and other short-term rental arrangements		$ 2,400,000,000	$ 2,000,000,000	$ 1,800,000,000
Aggregate termination payment liability related to debt financing		122,000,000
Potential future lease commitments for land and buildings, number of future locations		425
Increase in payments under operating leases related to potential future lease commitments	$ 92,000,000
Minimum [Member]
Commitments [Line Items]
Commitment on leases, years		4Y
Maximum [Member]
Commitments [Line Items]
Commitment on leases, years		50Y